Borrowings and other financial liabilities - Schedule Of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	$ 21,755
Lease liabilities included in the Consolidated balance sheet	21,582	$ 28,188
Current	4,370
Non-Current	17,212		$ 12,057
Less than one year [member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	4,386
One to five years [Member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	15,334
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total undiscounted lease liabilities	$ 2,035